SEGMENT INFORMATION - Reconciliation of Adjusted EBIT to Net Income for Industrial Activities (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Apr. 16, 2018	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net income		$ 336.0	$ 425.0
Income tax (expense) benefit		(159.0)	(116.0)
Restructuring expense of Industrial Activities		(2.0)	(1.0)
Net income (loss) from discontinued operations		0.0	62.0
Pre-tax gain from amortization of benefits modification		$ 6.0
Amortization period of retirement benefits payable		4 years 6 months		4 years
Reduction of plan liability	$ 527.0			$ 100.0
Operating segments | 2018 Modification of Healthcare Plan
Segment Reporting Information [Line Items]
Pre-tax gain from amortization of benefits modification			30.0
Unallocated items, eliminations and other
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		$ (29.0)	(31.0)
Industrial Activities | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		429.0	393.0
Net income		495.0	479.0
Interest expense of Industrial Activities, net of interest income and eliminations		(35.0)	(40.0)
Foreign exchange gains (losses), net of Industrial Activities		(13.0)	(11.0)
Finance and non-service component of Pension and other post-employment benefit cost of Industrial Activities		38.0	34.0
Restructuring expense of Industrial Activities		(2.0)	(1.0)
Other discrete items of Industrial Activities(2)		(40.0)	0.0
Pre-tax gain from amortization of benefits modification			30.0
Asset write-downs		44.0
Separation costs		3.8
Proceed from sale of business, held for sale		7.8
Industrial Activities | Operating segments | 2018 Modification of Healthcare Plan
Segment Reporting Information [Line Items]
Pre-tax gain from amortization of benefits modification		$ 30.0
Amortization period of retirement benefits payable		4 years 6 months
Reduction of plan liability		$ 527.0
Industrial Activities | Operating segments | 2021 Modification of Healthcare Plan
Segment Reporting Information [Line Items]
Pre-tax gain from amortization of benefits modification			$ 6.0
Amortization period of retirement benefits payable			4 years
Reduction of plan liability			$ 101.0
Agriculture | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		426.0	399.0
Construction | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		32.0	25.0
Financial Services | Operating segments
Segment Reporting Information [Line Items]
Net income		82.0	78.0
Income tax (expense) benefit		$ (36.0)	$ (26.0)